Fair values of financial assets and liabilities	6 Months Ended
Jun. 30, 2022
Fair Values Of Financial Assets And Liabilities [Abstract]
Fair values of financial assets and liabilities
Note 15: Fair values of financial assets and liabilities
The valuations of financial instruments have been classified into three levels according to the quality and reliability of information used to determine those fair values. Note 41 to the Group’s financial statements for the year ended 31 December 2021 details the definitions of the three levels in the fair value hierarchy.
Valuation control framework
Key elements of the valuation control framework, which covers processes for all levels in the fair value hierarchy including level 3 portfolios, include model validation (incorporating pre-trade and post-trade testing), product implementation review and independent price verification. Formal committees meet quarterly to discuss and approve valuations in more judgemental areas.
Transfers into and out of level 3 portfolios
Transfers out of level 3 portfolios arise when inputs that could have a significant impact on the instrument’s valuation become market observable; conversely, transfers into the portfolios arise when sources of data cease to be observable.
Valuation methodology
For level 2 and level 3 portfolios, there is no significant change to the valuation methodology (techniques and inputs) disclosed in the Group’s financial statements for the year ended 31 December 2021 applied to these portfolios.
The table below summarises the carrying values of financial assets and liabilities measured at amortised cost in the Group’s consolidated balance sheet. The fair values presented in the table are at a specific date and may be significantly different from the amounts which will actually be paid or received on the maturity or settlement date.

	At 30 June 2022		At 31 December 2021
	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m

Financial assets
Loans and advances to banks	5,661	5,661	4,478	4,478
Loans and advances to customers	434,968	438,255	430,829	434,280
Reverse repurchase agreements	52,057	52,057	49,708	49,708
Debt securities	6,401	6,286	4,562	4,615
Due from fellow Lloyds Banking Group undertakings	714	714	739	739
Financial assets at amortised cost	499,801	502,973	490,316	493,820

Financial liabilities
Deposits from banks	4,034	4,036	3,363	3,364
Customer deposits	450,928	450,940	449,373	449,455
Repurchase agreements at amortised cost	48,153	48,153	30,106	30,106
Due to fellow Lloyds Banking Group undertakings	1,658	1,658	1,490	1,490
Debt securities in issue	53,223	53,378	48,724	50,683
Subordinated liabilities	6,515	6,921	8,658	9,363
Financial instruments classified as financial assets at fair value through profit or loss, derivative financial instruments, financial assets at fair value through other comprehensive income and financial liabilities at fair value through profit or loss are recognised at fair value.
The carrying amount of the following financial instruments is a reasonable approximation of fair value: cash and balances at central banks, items in the course of collection from banks, items in course of transmission to banks and notes in circulation.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 15: Fair values of financial assets and liabilities (continued)
The Group manages valuation adjustments for its derivative exposures on a net basis; the Group determines their fair values on the basis of their net exposures. In all other cases, fair values of financial assets and liabilities measured at fair value are determined on the basis of their gross exposures.
The following tables provide an analysis of the financial assets and liabilities of the Group that are carried at fair value in the Group’s consolidated balance sheet, grouped into levels 1 to 3 based on the degree to which the fair value is observable. There were no significant transfers between level 1 and level 2 during the period.

Financial assets	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2022
Financial assets at fair value through profit or loss:
Loans and advances to customers	—	827	361	1,188
Equity shares	237	—	4	241
Total financial assets at fair value through profit or loss	237	827	365	1,429
Financial assets at fair value through other comprehensive income:
Debt securities	10,933	13,041	54	24,028
Equity shares	—	—	1	1
Total financial assets at fair value through other comprehensive income	10,933	13,041	55	24,029
Derivative financial instruments	—	5,041	1	5,042
Total financial assets carried at fair value	11,170	18,909	421	30,500

At 31 December 2021
Financial assets at fair value through profit or loss
Loans and advances to customers	—	1,164	395	1,559
Equity shares	235	—	4	239
Total financial assets at fair value through profit or loss	235	1,164	399	1,798
Financial assets at fair value through other comprehensive income:
Debt securities	15,239	12,491	55	27,785
Equity shares	—	—	1	1
Total financial assets at fair value through other comprehensive income	15,239	12,491	56	27,786
Derivative financial instruments	—	5,495	16	5,511
Total financial assets carried at fair value	15,474	19,150	471	35,095

Financial liabilities	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2022
Financial liabilities at fair value through profit or loss	—	5,614	29	5,643
Derivative financial instruments	—	5,314	174	5,488
Total financial liabilities carried at fair value	—	10,928	203	11,131

At 31 December 2021
Financial liabilities at fair value through profit or loss	—	6,504	33	6,537
Derivative financial instruments	—	4,436	207	4,643
Total financial liabilities carried at fair value	—	10,940	240	11,180
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 15: Fair values of financial assets and liabilities (continued)
Movements in level 3 portfolio
The tables below analyse movements in the level 3 financial assets portfolio.

	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Derivative assets £m	Total financial assets carried at fair value £m

At 1 January 2022	399	56	16	471
Exchange and other adjustments	—	1	—	1
Losses recognised in the income statement within other income	(4)	—	(3)	(7)
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	—	—	—	—
Purchases/increases to customer loans	—	—	—	—
Sales/repayments of customer loans	(30)	(2)	—	(32)
Transfers into the level 3 portfolio	—	—	—	—
Transfers out of the level 3 portfolio	—	—	(12)	(12)
At 30 June 2022	365	55	1	421
Losses recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2022	(5)	—	—	(5)

At 1 January 2021	1,511	65	14	1,590
Exchange and other adjustments	(15)	(3)	—	(18)
Losses recognised in the income statement within other income	(49)	—	(2)	(51)
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	—	(4)	—	(4)
Purchases/increases to customer loans	18	—	—	18
Sales/repayments of customer loans	(374)	(2)	—	(376)
Transfers into the level 3 portfolio	4	—	—	4
Transfers out of the level 3 portfolio	(653)	—	—	(653)
At 30 June 2021	442	56	12	510
Losses recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2021	(60)	—	(2)	(62)
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 15: Fair values of financial assets and liabilities (continued)
The tables below analyse movements in the level 3 financial liabilities portfolio.

	Financial liabilities at fair value through profit or loss £m	Derivative liabilities £m	Total financial liabilities carried at fair value £m

At 1 January 2022	33	207	240
Gains recognised in the income statement within other income	(2)	(22)	(24)
Redemptions	(2)	(11)	(13)
At 30 June 2022	29	174	203
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2022	(2)	(5)	(7)

At 1 January 2021	45	319	364
Gains recognised in the income statement within other income	(2)	(55)	(57)
Redemptions	(5)	(19)	(24)
At 30 June 2021	38	245	283
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2021	—	—	—
The tables below set out the effects of reasonably possible alternative assumptions for categories of level 3 financial assets and financial liabilities.

				Effect of reasonably possible alternative assumptions[1]
At 30 June 2022	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (+/- 50bps)	361	29	(27)
Other			4
			365
Financial assets at fair value through other comprehensive income			55
Derivative financial assets			1
Level 3 financial assets carried at fair value			421

Financial liabilities at fair value through profit or loss			29
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (11%/147%)	3
Shared appreciation rights	Market values – property valuation	HPI (+/- 1%)	171
			174
Level 3 financial liabilities carried at fair value			203
[1]Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 15: Fair values of financial assets and liabilities (continued)

				Effect of reasonably possible alternative assumptions[1]
At 31 December 2021	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (+/- 50bps)	395	32	(30)
Other			4
			399
Financial assets at fair value through other comprehensive income			56
Derivative financial assets			16
Level 3 financial assets carried at fair value			471

Financial liabilities at fair value through profit or loss			33
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/168%)	31
Shared appreciation rights	Market values – property valuation	HPI (+/- 1%)	176
			207
Level 3 financial liabilities carried at fair value			240
[1]Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
Unobservable inputs
Significant unobservable inputs affecting the valuation of debt securities, unlisted equity investments and derivatives are unchanged from those described in the Group’s financial statements for the year ended 31 December 2021.
Reasonably possible alternative assumptions
Valuation techniques applied to many of the Group’s level 3 instruments often involve the use of two or more inputs whose relationship is interdependent. The calculation of the effect of reasonably possible alternative assumptions included in the table above reflects such relationships and are unchanged from those described in note 41 to the Group’s financial statements for the year ended 31 December 2021